EARNINGS PER COMMON SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER COMMON SHARE
EARNINGS PER COMMON SHARE

NOTE 15:                                      EARNINGS PER COMMON SHARE

The following table sets forth the computation of basic and diluted earnings (loss) per common share:

	Fiscal Years Ended
	December 31, 2011	January 1, 2011	January 2, 2010
In thousands, except per share data
Income (loss) from continuing operations	$144,748	$(99,362)	$(123,923)
Net loss attributable to the noncontrolling interest	—	(842)	(681)
Income (loss) from continuing operations attributable to Fifth & Pacific Companies, Inc., basic(a)	144,748	(98,520)	(123,242)
Convertible Notes interest expense(b)	9,166	—	—
Income (loss) from continuing operations attributable to Fifth & Pacific Companies, Inc., diluted(a)	$153,914	$(98,520)	$(123,242)
Basic weighted average shares outstanding	94,664	94,243	93,880
Stock options and nonvested shares(c)(d)	1,020	—	—
Convertible Notes(a)(b)	25,008	—	—
Diluted weighted average shares outstanding(a)(b)(c)(d)	120,692	94,243	93,880
Earnings (loss) per share:
Basic
Income (loss) from continuing operations attributable to Fifth & Pacific Companies, Inc.	$1.53	$(1.05)	$(1.31)
Loss from discontinued operations	(3.34)	(1.62)	(1.95)
Net loss attributable to Fifth & Pacific Companies, Inc.	$(1.81)	$(2.67)	$(3.26)
Diluted
Income (loss) from continuing operations attributable to Fifth & Pacific Companies, Inc.	$1.28	$(1.05)	$(1.31)
Loss from discontinued operations	(2.63)	(1.62)	(1.95)
Net loss attributable to Fifth & Pacific Companies, Inc.	$(1.35)	$(2.67)	$(3.26)

(a)                                      Because the Company incurred a loss from continuing operations for the years ended January 1, 2011 and January 2, 2010, approximately 10.4 million and 2.1 million potentially dilutive shares issuable upon conversion of the Convertible Notes were considered antidilutive for such periods, and were excluded from the computation of diluted loss per share.

(b)                                     Interest expense of $9.2 million and approximately 25.0 million shares issuable upon conversion of the Convertible Notes were considered dilutive and were included in the computation of dilutive loss per share for the fiscal year ended December 31, 2011.

(c)                                      Excludes approximately 0.8 million, 1.0 million and 0.2 million nonvested shares for the years ended December 31, 2011, January 1, 2011 and January 2, 2010, respectively, for which the performance criteria have not yet been achieved.

(d)                                    Because the Company incurred a loss from continuing operations for the fiscal years ended January 1, 2011 and January 2, 2010, outstanding stock options and nonvested shares are antidilutive. Accordingly, for the years ended January 1, 2011 and January 2, 2010, approximately 6.9 million and 4.9 million outstanding stock options, respectively, and approximately 0.7 million and 1.0 million outstanding nonvested shares, respectively, were excluded from the computation of diluted loss per share.